Schedule of Investments (unaudited) November 30, 2019	iShares® Currency Hedged MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI Mexico ETF(a)(b)	18,671	$812,562

Total Investment Companies — 100.0% (Cost: $854,867)		812,562

Short-Term Investments

Money Market Funds — 45.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(a)(c)(d)	368,815	368,963

Total Short-Term Investments — 45.4% (Cost: $369,000)		368,963

Total Investments in Securities — 145.4% (Cost: $1,223,867)		1,181,525

Other Assets, Less Liabilities — (45.4)%		(368,859)

Net Assets — 100.0%		$812,666

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	361,871	6,944	(a)	—	368,815	$368,963	$1,149	(b)	$(36)	$(1)
iShares MSCI Mexico ETF	19,457	327		(1,113)	18,671	812,562	—		(6,487)	45,541

						$1,181,525	$1,149		$(6,523)	$45,540

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	15,868,000	USD	810,593	MS	12/03/19	$137
USD	1,639,434	MXN	31,764,000	MS	12/03/19	16,545
USD	8,574	MXN	168,000	MS	01/03/20	25

						16,707

MXN	15,896,000	USD	814,959	MS	12/03/19	(2,799)
USD	810,962	MXN	15,946,000	MS	01/03/20	(416)

						(3,215)

	Net unrealized appreciation					$13,492

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Currency Hedged MSCI Mexico ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$812,562	$—	$—	$812,562
Money Market Funds	368,963	—	—	368,963

	$1,181,525	$—	$—	$1,181,525

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$16,707	$—	$16,707
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,215)	—	(3,215)

	$—	$13,492	$—	$13,492

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

MXN	Mexican Peso

USD	United States Dollar

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